Significant capital and funding transactions - Summary of Common Shares Issued (Parenthetical) (Detail) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Disclosure of classes of share capital [line items]
Book value of shares purchased for cancellation	$ 1,338		$ 4,444
Common shares [member]
Disclosure of classes of share capital [line items]
Fair value of shares purchased for cancellation	1,338	$ 0	4,444	$ 0
Book value of shares purchased for cancellation	$ 129		$ 411
Average cost of shares purchased for cancellation	$ 128.2		$ 134.6
Average book value of shares purchased for cancellation	$ 12.47		$ 12.46